Schedule of Investments
October 31, 2021 (unaudited)
RG Aurum+ Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Exchange Traded Fund - 3.82%

Simplify Volatility Premium ETF			83,200		2,303,808

Total Exchange Traded Fund			(Cost $ 2,315,701)		2,303,808

Open-End Grantor Trust - 8.54%

Grayscale Bitcoin Trust (2)			103,797		5,157,673

Total Open-End Grantor Trust			(Cost $ 4,432,913)		5,157,673

Short-Term Investment - 72.58%

First American Government Obligation Fund - Class Z 0.020% (3)			43,806,865		43,806,865

Total Short-Term Investment			(Cost $ 43,806,865)		43,806,865

Total Investments - 84.94%			(Cost $ 50,555,479)		51,268,346

Other Assets in Excess of Liabilities 15.06%					9,086,780

Total Net Assets - 100.00%					60,355,126

Futures Contracts

					Value
	Long (Short)		Notional Value of		Unrealized
	Contracts	Expiration Date	Contracts ($)	Value	Depreciation($)**
Index Futures
100 oz. Gold Future - December 2021 (2)	297	12/29/2021	53,565,669	52,981,830	(583,839)

Total Futures Contracts	297		53,565,669	52,981,830	(583,839)

** Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2021 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments
Level 1 - Quoted Prices			$51,268,346		$-
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$51,268,346		$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at October 31, 2021